The Company - Narrative (Details)	12 Months Ended
Mar. 29, 2020 segment
Corporate Information And Statement Of IFRS Compliance [Abstract]
Proportion of total outstanding shares owned by principal shareholder (as a percent)	46.40%
Proportion of voting shares owned by principal shareholder (as a percent)	89.60%
Proportion of total outstanding shares owned by public markets (as a percent)	53.60%
Proportion of voting shares owned by public markets (as a percent)	10.40%
Number of operating segments	3
Number of reportable segments	3